Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our non-CEO
NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by, or paid to, our executive officers during a covered year. For further information regarding the Company’s pay-versus-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above. For purposes of the below tables and related disclosures, “CEO 1” refers to William R. Thomas (our CEO in 2020 and in 2021, until his retirement effective September 30, 2021) and “CEO 2” refers to Ezra Y. Yacob (our CEO in 2021, beginning effective October 1, 2021, and in 2022).

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for CEO 1 (a)	Summary Compensation Table Total for CEO 2 (b)	Compensation Actually Paid to CEO 1 (c)	Compensation Actually Paid to CEO 2 (d)	Average Summary Compensation Table Total for Non-CEO NEOs (e)	Average Compensation Actually Paid to Non-CEO NEOs (f)	TSR	Peer Group TSR (g)	Net Income/ (Loss) (in millions)	ROCE* (h)

2022	n/a	$12,641,202	n/a	$18,973,135	$5,102,832	$8,514,455	$181.58	$191.50	$7,759	35.8%

2021	$8,602,291	$9,752,887	$23,431,751	$13,893,824	$4,687,403	$8,701,274	$115.74	$120.82	$4,664	23.0%

2020	$7,891,608	n/a	($ 4,041,765)	n/a	$2,845,816	($ 121,066)	$61.36	$64.58	($ 605)	4.3%

(a)	Amounts represent the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021) and 2020.

(b)	Amounts represent the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2021 (effective October 1, 2021) and 2022.

(c)
Amounts reported in this column are based on total compensation reported for Mr. Thomas in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Summary Compensation Table Total for CEO 1	Reported Fair Value of Equity Awards for CEO 1	Year-end Fair Value of Equity Awards for CEO 1	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 1	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for CEO 1	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 1	Compensation Actually Paid to CEO 1

2021	$8,602,291	($7,333,472)	$8,017,992	$4,630,537	$0	$7,737,761	$1,776,642	$23,431,751

2020	$7,891,608	($4,942,636)	$6,707,579	($5,987,853)	$62,729	($8,142,161)	$368,969	($ 4,041,765)

(d)
Amount reported in this column are based on total compensation reported for Mr. Yacob in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Summary Compensation Table Total for CEO 2	Reported Fair Value of Equity Awards for CEO 2	Year-end Fair Value of Equity Awards for CEO 2	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 2	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for CEO 2	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 2	Compensation Actually Paid to CEO 2

2022	$12,641,202	($9,648,992)	$11,043,313	$477,897	$0	$3,293,410	$1,166,305	$18,973,135

2021	$9,752,887	($7,619,121)	$8,968,784	$476,234	$0	$1,761,385	$553,655	$13,893,824

(e)
Amounts represent the average of the total compensation reported in the Summary Compensation Table above for our NEOs, other than Mr. Yacob, for 2022 and 2021. For 2020, amount represents the average of the total compensation reported in the Summary Compensation Table above for Messrs. Helms, Driggers, Donaldson and Yacob.

48    EOG RESOURCES, INC.

(f)
Amounts reported in this column are based on the average of the total compensation reported for our
Non-CEO
NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Fair Value of Equity Awards for Non-CEO NEOs	Average Year-end Fair Value of Equity Awards for Non-CEO NEOs	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Non-CEO NEOs	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Non-CEO NEOs	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for Non-CEO NEOs	Compensation Actually Paid to Non-CEO NEOs

2022	$5,102,832	($3,316,756)	$3,776,582	$ 478,320	$22,132	$1,416,111	$1,035,234	$8,514,455

2021	$4,687,403	($2,974,474)	$3,280,170	$ 869,193	$9,753	$2,276,453	$552,776	$8,701,274

2020	$2,845,816	($1,397,584)	$1,905,612	($1,477,633)	$6,113	($2,128,753)	$125,363	($ 121,066)

(g)
Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of
Regulation S-K
under the Exchange Act in EOG’s Annual Report on
Form 10-K
for the year ended December 31, 2022.

(h)
ROCE* has been identified as our company-selected measure as it is the most important financial measure used to link compensation actually paid to our NEOs to company performance for the most recently completed fiscal year. ROCE* is a heavily weighted performance metric under our short-term incentive plan (i.e., in the determination of annual bonuses) and was added as a performance modifier for the performance units awarded under our long-term incentive plan in September 2022. Refer to Annex A for the calculation of ROCE for each of the years 2022, 2021 and 2020.

Company Selected Measure Name			ROCE
Named Executive Officers, Footnote [Text Block]			NEOs, other than Mr. Yacob, for 2022 and 2021. For 2020, amount represents the average of the total compensation reported in the Summary Compensation Table above for Messrs. Helms, Driggers, Donaldson and Yacob.
Peer Group Issuers, Footnote [Text Block]	Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of
Regulation S-K
under the Exchange Act in EOG’s Annual Report on
Form 10-K
			for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]
(c)
Amounts reported in this column are based on total compensation reported for Mr. Thomas in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Summary Compensation Table Total for CEO 1	Reported Fair Value of Equity Awards for CEO 1	Year-end Fair Value of Equity Awards for CEO 1	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 1	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for CEO 1	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 1	Compensation Actually Paid to CEO 1

2021	$8,602,291	($7,333,472)	$8,017,992	$4,630,537	$0	$7,737,761	$1,776,642	$23,431,751

2020	$7,891,608	($4,942,636)	$6,707,579	($5,987,853)	$62,729	($8,142,161)	$368,969	($ 4,041,765)

(d)
Amount reported in this column are based on total compensation reported for Mr. Yacob in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Summary Compensation Table Total for CEO 2	Reported Fair Value of Equity Awards for CEO 2	Year-end Fair Value of Equity Awards for CEO 2	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 2	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for CEO 2	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 2	Compensation Actually Paid to CEO 2

2022	$12,641,202	($9,648,992)	$11,043,313	$477,897	$0	$3,293,410	$1,166,305	$18,973,135

2021	$9,752,887	($7,619,121)	$8,968,784	$476,234	$0	$1,761,385	$553,655	$13,893,824

Non-PEO NEO Average Total Compensation Amount			$ 5,102,832	$ 4,687,403	$ 2,845,816
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,514,455	8,701,274	(121,066)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(f)
Amounts reported in this column are based on the average of the total compensation reported for our
Non-CEO
NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Fair Value of Equity Awards for Non-CEO NEOs	Average Year-end Fair Value of Equity Awards for Non-CEO NEOs	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Non-CEO NEOs	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Non-CEO NEOs	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for Non-CEO NEOs	Compensation Actually Paid to Non-CEO NEOs

2022	$5,102,832	($3,316,756)	$3,776,582	$ 478,320	$22,132	$1,416,111	$1,035,234	$8,514,455

2021	$4,687,403	($2,974,474)	$3,280,170	$ 869,193	$9,753	$2,276,453	$552,776	$8,701,274

2020	$2,845,816	($1,397,584)	$1,905,612	($1,477,633)	$6,113	($2,128,753)	$125,363	($ 121,066)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]			The chart below reflects how the compensation actually paid over the three-year period ended December 31, 2022 aligns to trends in EOG’s net income (loss) over the same period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The chart below reflects how the compensation actually paid over the three-year period ended December 31, 2022 aligns to trends in EOG’s ROCE* over the same period.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following table sets forth an unranked list of the most important financial performance measures, including the company-selected measure, used by the company to link compensation actually paid for all NEOs to company performance for 2022.

Financial Performance Measures
Absolute Total Stockholder Return
Relative Total Stockholder Return
Return on Capital Employed*

Total Shareholder Return Amount			$ 181.58	115.74	61.36
Peer Group Total Shareholder Return Amount			191.5	120.82	64.58
Net Income (Loss)			$ 7,759,000,000	$ 4,664,000,000	$ (605,000,000)
Company Selected Measure Amount			0.358	0.23	0.043
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Absolute Total Stockholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Capital Employed
Mr. Yacob [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 12,641,202	$ 9,752,887
PEO Actually Paid Compensation Amount			$ 18,973,135	13,893,824
PEO Name	Mr. Yacob		Mr. Yacob
Mr. Thomas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				8,602,291	$ 7,891,608
PEO Actually Paid Compensation Amount				23,431,751	$ (4,041,765)
PEO Name		Mr. Thomas			Mr. Thomas
PEO [Member] | Mr. Yacob [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (9,648,992)	(7,619,121)
PEO [Member] | Mr. Yacob [Member] | YearEnd Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,043,313	8,968,784
PEO [Member] | Mr. Yacob [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			477,897	476,234
PEO [Member] | Mr. Yacob [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Yacob [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,293,410	1,761,385
PEO [Member] | Mr. Yacob [Member] | Value Of Dividends On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,166,305	553,655
PEO [Member] | Mr. Thomas [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,333,472)	$ (4,942,636)
PEO [Member] | Mr. Thomas [Member] | YearEnd Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,017,992	6,707,579
PEO [Member] | Mr. Thomas [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,630,537	(5,987,853)
PEO [Member] | Mr. Thomas [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	62,729
PEO [Member] | Mr. Thomas [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,737,761	(8,142,161)
PEO [Member] | Mr. Thomas [Member] | Value Of Dividends On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,776,642	368,969
Non-PEO NEO [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,316,756)	(2,974,474)	(1,397,584)
Non-PEO NEO [Member] | YearEnd Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,776,582	3,280,170	1,905,612
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			478,320	869,193	(1,477,633)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,132	9,753	6,113
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,416,111	2,276,453	(2,128,753)
Non-PEO NEO [Member] | Value Of Dividends On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,035,234	$ 552,776	$ 125,363